Segment information - Analysis of revenue by product (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Revenue	£ 11,302	£ 10,858	£ 9,545
Oral Health
Disclosure of products and services [line items]
Revenue	3,136	2,957	2,724
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	1,640	1,675	1,501
Pain Relief
Disclosure of products and services [line items]
Revenue	2,652	2,551	2,237
Respiratory Health
Disclosure of products and services [line items]
Revenue	1,736	1,579	1,132
Digestive Health and Other
Disclosure of products and services [line items]
Revenue	£ 2,138	£ 2,096	£ 1,951